Financial highlights	9 Months Ended
Sep. 30, 2011
Nature of operations, Basis of presentation and significant accounting policies and Financial highlights [Abstract]
Financial highlights
8.	Financial highlights

Financial highlights for the period January 1 through September 30, 2011 are as follows:

	2011
	Series A-1	Series A-2	Series B-1	Series B-2
Total Return
Total return before incentive fees	13.5%	15.3%	17.4%	18.5%
Incentive fees	1.5%	1.8%	4.1%	3.7%

Total return after incentive fees	12.0%	13.5%	13.3%	14.8%

Ratios to average partners’ capital*
Operating expenses before incentive fees	6.7%	4.6%	7.4%	5.3%
Incentive fees	1.4%	1.7%	3.1%	3.0%

Total expenses	8.1%	6.3%	10.5%	8.3%

Net investment loss*	(6.6)%	(4.6)%	(7.4)%	(5.3)%

Net asset value per unit, beginning of period	$1,566.65	$1,671.00	$1,351.21	$1,389.80
Net investment loss	(106.66)	(90.74)	(122.82)	(102.90)
Net gain on investments	295.04	317.11	302.49	309.06

Net asset value per unit, end of period	$1,775.03	$1,897.37	$1,530.88	$1,595.96

Other per Unit information:
Net increase in net assets from operations per Unit (based upon weighted average number of Units during period)** upon weighted average number of Units during period)	$183.05	$204.67	$161.94	$212.79

Net increase in net assets from operations per Unit (based upon change in net asset value per Unit) upon change in net asset value per Unit)	$188.38	$226.37	$179.67	$206.16

*	Annualized for periods less than a year
**	Weighted average number of Units outstanding for Series A-1 and Series A-2 for the Nine Months Ended September 30, 2011: 7,871.84 and 1,850.80, respectively; and for Series B-1 and Series B-2: 5,696.03 and 3,406.81, respectively.

Financial highlights for the period January 1 through September 30, 2010 are as follows:

	2010
	Series A-1	Series A-2	Series B-1	Series B-2
Total Return
Total return before incentive fees	26.4%	28.1%	22.2%	24.1%
Incentive fees	0.4%	0.7%	0.0%	0.0%

Total return after incentive fees	26.0%	27.4%	22.2%	24.1%

Ratios to average partners’ capital*
Operating expenses before incentive fees	7.4%	5.3%	8.5%	6.5%
Incentive fees	0.4%	0.7%	0.0%	0.0%

Total expenses	7.8%	6.0%	8.5%	6.5%

Net investment loss*	(7.2)%	(5.2)%	(8.5)%	(6.5)%

Net asset value per unit, beginning of period	$1,056.90	$1,111.40	$873.68	$886.92
Net investment loss	(66.59)	(56.62)	(58.56)	(49.50)
Net gain on investments	341.52	362.00	252.84	259.56

Net asset value per unit, end of period	$1,331.83	$1,416.78	$1,067.96	$1,100.58

Other per Unit information:
Net increase in net assets from operations per Unit (based upon weighted average number of Units during period)** upon weighted average number of Units during period)	$317.16	$353.62	$202.17	$237.65

Net increase in net assets from operations per Unit (based upon change in net asset value per Unit) upon change in net asset value per Unit)	$274.93	$305.38	$194.28	$213.65

*	Annualized for periods less than a year
**	Weighted average number of Units outstanding for Series A-1 and Series A-2 for the Nine Months Ended September 30, 2010: 4,790.29 and 1,277.94, respectively; and for Series B-1 and Series B-2: 7,177.88 and 3,195.81, respectively.

Financial highlights for the period July 1 through September 30, 2011 are as follows:

	2011
	Series A-1	Series A-2	Series B-1	Series B-2
Total Return
Total return before incentive fees	12.2%	12.8%	14.6%	15.2%
Incentive fees	0.0%	0.0%	0.0%	0.0%

Total return after incentive fees	12.2%	12.8%	14.6%	15.2%

Ratios to average partners’ capital*
Operating expenses before incentive fees	6.5%	4.5%	7.2%	5.1%
Incentive fees	0.0%	0.0%	0.0%	0.0%

Total expenses	6.5%	4.5%	7.2%	5.1%

Net investment loss*	(6.5)%	(4.4)%	(7.2)%	(5.1)%

Net asset value per unit, beginning of period	$1,564.27	$1,682.68	$1,335.27	$1,385.08
Net investment loss	(29.16)	(21.46)	(27.91)	(20.72)
Net gain on investments	219.92	236.15	223.52	231.60

Net asset value per unit, end of period	$1,755.03	$1,897.37	$1,530.88	$1,595.96

Other per Unit information:
Net increase in net assets from operations per Unit (based upon weighted average number of Units during period)** upon weighted average number of Units during period)	$180.47	$191.48	$205.46	$229.20

Net increase in net assets from operations per Unit (based upon change in net asset value per Unit) upon change in net asset value per Unit)	$190.76	$214.69	$195.61	$210.88

*	Annualized for periods less than a year
**	Weighted average number of Units outstanding for Series A-1 and Series A-2 for the Three Months Ended September 30, 2011: 8,122.38 and 1,811.97, respectively; and for Series B-1 and Series B-2: 4,648.34 and 3,081.49, respectively.

Financial highlights for the period July 1 through September 30, 2010 are as follows:

	2010
	Series A-1	Series A-2	Series B-1	Series B-2
Total Return
Total return before incentive fees	10.9%	11.4%	11.5%	12.0%
Incentive fees	0.0%	0.1%	0.0%	0.0%

Total return after incentive fees	10.9%	11.3%	11.5%	12.0%

Ratios to average partners’ capital*
Operating expenses before incentive fees	7.1%	5.1%	8.0%	6.0%
Incentive fees	0.0%	0.1%	0.0%	0.0%

Total expenses	7.1%	5.2%	8.0%	6.0%

Net investment loss*	(7.0)%	(5.0)%	(7.9)%	(5.9)%

Net asset value per unit, beginning of period	$1,201.09	$1,272.23	$957.90	$982.23
Net investment loss	(21.40)	(17.24)	(19.12)	(14.70)
Net gain on investments	152.14	161.79	129.18	133.05

Net asset value per unit, end of period	$1,331.83	$1,416.78	$1,067.96	$1,100.58

Other per Unit information:
Net increase in net assets from operations per Unit (based upon weighted average number of Units during period)** upon weighted average number of Units during period)	$142.90	$159.39	$116.01	$129.47

Net increase in net assets from operations per Unit (based upon change in net asset value per Unit) upon change in net asset value per Unit)	$130.74	$144.55	$110.06	$118.35

*	Annualized for periods less than a year
**	Weighted average number of Units outstanding for Series A-1 and Series A-2 for the Three Months Ended September 30, 2010: 5,546.27 and 1,538.13, respectively; and for Series B-1 and Series B-2: 5,549.68 and 3352.32, respectively.

Financial highlights are calculated for each Series taken as a whole. An individual partner’s return, per unit data, and ratios may vary based on the timing of capital transactions.